INCOME TAX - Additional information (FY) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
US Federal
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 1,461,863
State
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		$ 1,000